Notes Payable and Convertible Notes Payable (Details Narrative) (10-K) - USD ($)															3 Months Ended		12 Months Ended
	Dec. 30, 2020	Jul. 21, 2020	May 06, 2020	Feb. 24, 2020	Jan. 12, 2020	Jan. 10, 2020	Jan. 08, 2020	Dec. 12, 2019	Dec. 09, 2019	Nov. 21, 2019	Sep. 20, 2019	Jul. 08, 2019	Mar. 05, 2019	Feb. 07, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 23, 2020	Jun. 22, 2020
Debt Instrument [Line Items]
Notes payable
Convertible notes payable
Proceeds from notes payable																$ 1,319,910	$ 1,812,410	$ 238,000
Original issue discount																		$ 11,304
Issuance of granted shares																	378,800	448,713
Beneficial conversion feature																	$ 17,851
Fair value of warrants															$ (3,813,000)
Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument shares issued	2,473,848	239,326
Debt conversion converted instrument value	$ 2,000,000
February 2019 Note [Member]
Debt Instrument [Line Items]
Original issue discount
February 2019 Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 66,000
February 2019 Note [Member] | Director [Member]
Debt Instrument [Line Items]
Proceeds from notes payable														$ 60,000
Debt instrument face amount														$ 66,000
Original issue discount																		6,000
Debt instrument, interest rate
Maturity date														May 08, 2019
March 2019 Note [Member]
Debt Instrument [Line Items]
Original issue discount
March 2019 Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 150,000
March 2019 Note [Member] | Former Executive Director [Member]
Debt Instrument [Line Items]
Notes payable													$ 150,000
Debt instrument, interest rate
Maturity date													Mar. 04, 2020
July 2019 Note [Member]
Debt Instrument [Line Items]
Original issue discount																		2,700
Debt instrument maturity date description							The January 8 Amendment extended the maturity date for the July 2019 Note until the (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) April 1, 2020.
Debt instrument fee amount							$ 45,725
Repayment of debt					$ 157,714
July 2019 Note [Member] | Note Agreement [Member]
Debt Instrument [Line Items]
Debt instrument maturity date description									The Company entered into an additional amendment for the July 2019 Note that extended the maturity date for the Note until the earlier of (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) January 7, 2020.	The Company entered into an amendment for the July 2019 Note that extended the maturity date for the Note until the earlier of (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) December 9, 2019.	The Company entered into an amendment to the July 2019 Note (the "Amendment"). The Amendment extended the maturity date for the Note until the earlier of (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) November 7, 2019.
Aggregate extension fee									$ 33,926
July 2019 Note [Member] | Former Executive Director [Member] | Note Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount												$ 157,714
Original issue discount												$ 19,714
Debt instrument, interest rate												12.50%
Maturity date												Sep. 08, 2019
Proceeds from issuance of debt												$ 138,000
July 2019 Note [Member] | Lender [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Issuance of granted shares							55,000
May 2019 Amendment [Member]
Debt Instrument [Line Items]
Debt instrument maturity date description			The Company entered into an amendment (the "May 2020 Amendment") whereby both parties agreed to extend the maturity date of the July 2019 Note to September 30, 2020. The Company accounted for this amendment as a modification, as the present value of the future cash flows pre-modification and post-modification were not greater than or equal to 10%.
December 2019 Note [Member]
Debt Instrument [Line Items]
Original issue discount																		$ 2,525
December 2019 Note [Member] | Lender [Member]
Debt Instrument [Line Items]
Proceeds from notes payable								$ 40,000
Original issue discount								$ 4,000
Debt instrument, interest rate								10.00%
Maturity date								Jan. 31, 2020
December 2019 Note [Member] | Lender [Member] | Event of Default [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate								24.00%
December 2019 Note [Member] | Lender [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument shares issued																	170,333
February 2020 Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument shares issued	190,004
February 2020 Note [Member] | Lender [Member]
Debt Instrument [Line Items]
Convertible notes payable				$ 50,000
Debt instrument, interest rate				10.00%
Maturity date				Jul. 31, 2020
Conversion price				$ 0.38
Beneficial conversion feature				$ 17,851
Fair value of warrants				$ 32,149
February 2020 Note [Member] | Lender [Member] | Event of Default [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				24.00%
Secured Promissory Note [Member]
Debt Instrument [Line Items]
Proceeds from notes payable						$ 1,500,000
Debt instrument, interest rate						7.00%
Maturity date						Mar. 31, 2020
First Note Amendment [Member]
Debt Instrument [Line Items]
Maturity date			Jun. 30, 2020
Conversion price			$ 0.01
First Note Amendment [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument shares issued			8,100,000
Second Note Amendment [Member]
Debt Instrument [Line Items]
Debt instrument face amount																			$ 2,000,000	$ 1,500,000
Second Note Amendment [Member] | Alpha Capital Anstalt [Member]
Debt Instrument [Line Items]
Debt instrument face amount																			$ 500,000